Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	[1]	$ 30,595
Carrying amount of interest at the end of the period		35,824	$ 30,595 [1]
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		30,595
Carrying amount of interest at the end of the period		35,824	30,595
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		35,824	27,565	$ (3,298)
Offset investment with shareholders loan		0	3,030	20,165
Carrying amount of interest at the beginning of the period		30,595	16,867
Group's share of profit (loss) for the period		8,419	29,933
Group's share of other comprehensive income		(160)	483
Dividends received from joint ventures			(1,250)
Movement shareholders loans to joint ventures		0	0
Carrying amount of interest at the end of the period		35,824	30,595
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		44,062	162,763	203,512
Offset investment with shareholders loan		0	(3,030)	(20,165)
Carrying amount of interest at the beginning of the period		159,733	183,348
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Dividends received from joint ventures			0
Movement shareholders loans to joint ventures		(118,701)	(40,750)
Carrying amount of interest at the end of the period		44,062	159,733
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0	0
Offset investment with shareholders loan		0	0	0
Carrying amount of interest at the beginning of the period		0	0
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Dividends received from joint ventures			0
Movement shareholders loans to joint ventures		0	0
Carrying amount of interest at the end of the period		0	0
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0	0
Offset investment with shareholders loan		0	0	$ 0
Carrying amount of interest at the beginning of the period		0	0
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Dividends received from joint ventures			0
Movement shareholders loans to joint ventures		0	0
Carrying amount of interest at the end of the period		0	0
Associates
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		0	1,546
Group's share of profit (loss) for the period		0	149
Dividend in kind (shares TUKA) distributed by associate		0	1,559
Reclassification of associate to joint venture		0	136
Carrying amount of interest at the end of the period		0	0
Associates | Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		30,595
Carrying amount of interest at the end of the period		$ 35,824	30,595
Associates | Investments in equity accounted investees
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			1,559
Reclassification of associate to joint venture			136
Associates | Shareholders loans
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture			0
Associates | Investments in equity accounted investees
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture			0
Associates | Shareholders loans
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture			$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.